Shareholder Report	12 Months Ended
Jun. 30, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Salem Street Trust
Entity Central Index Key	0000035315
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Fidelity Small Cap Value Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Small Cap Value Index Fund
Class Name	Fidelity® Small Cap Value Index Fund
Trading Symbol	FISVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Small Cap Value Index Fund for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Small Cap Value Index Fund	$ 6	0.05%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained considerably for the 12 months ending June 30, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year. Amid this favorable backdrop for higher-risk assets, stocks continued their late-2023 momentum, powered by signs of continued U.S. economic strength.
•Against this backdrop, financials gained 21% and contributed most. Energy stocks also helped (+22%). Industrials rose 13%, consumer discretionary gained 12%, and materials advanced 15%.
•Conversely, health care returned approximately -3% and detracted most. This group was hampered by the health care equipment & services industry (-23%). Utilities (-7%) and communication services (-9%) also hurt.
•Turning to individual stocks, the biggest contributor was Carvana (+395%), from the consumer discretionary distribution & retail category. Also in consumer discretionary distribution & retail, Abercrombie & Fitch (+372%) helped. Jackson Financial, within the financial services industry, also contributed, gaining 155%.
•In contrast, the biggest individual detractor was Spirit Airlines (-77%), from the transportation category. Intellia Therapeutics (-45%) and Pacific Biosciences (-90%), within the pharmaceuticals, biotechnology & life sciences group, also hindered the fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE July 11, 2019 through June 30, 2024. Initial investment of $10,000. Fidelity® Small Cap Value Index Fund $10,000 $8,311 $14,387 $12,042 $12,781 $14,165 Russell 2000® Value Index $10,000 $8,323 $14,423 $12,075 $12,800 $14,195 Russell 3000® Index $10,000 $10,459 $15,078 $12,987 $15,449 $19,021 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® Small Cap Value Index Fund 10.83% 7.25% Russell 2000® Value Index 10.90% 7.29% Russell 3000® Index 23.13% 13.80% A From July 11, 2019 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jul. 11, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,152,113,306
Holdings Count | shares	1,453
Advisory Fees Paid, Amount	$ 487,130
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$1,152,113,306
Number of Holdings	1,453
Total Advisory Fee	$487,130
Portfolio Turnover	37%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 26.9 Industrials 12.3 Real Estate 10.7 Consumer Discretionary 10.0 Energy 9.2 Health Care 9.1 Information Technology 6.1 Materials 5.2 Utilities 5.0 Communication Services 2.8 Consumer Staples 2.2 Common Stocks 99.5 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) United States 96.1 Canada 0.8 Puerto Rico 0.5 Norway 0.5 Monaco 0.4 Bailiwick Of Jersey 0.3 Bermuda 0.3 Cameroon 0.3 Brazil 0.2 Others 0.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Commercial Metals Co 0.6 Murphy Oil Corp 0.6 Essent Group Ltd 0.6 SouthState Corp 0.6 Meritage Homes Corp 0.6 Taylor Morrison Home Corp 0.5 Terreno Realty Corp 0.5 Jackson Financial Inc 0.5 Cytokinetics Inc 0.5 Old National Bancorp/IN 0.5 5.5
Fidelity Small Cap Growth Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Small Cap Growth Index Fund
Class Name	Fidelity® Small Cap Growth Index Fund
Trading Symbol	FECGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Small Cap Growth Index Fund for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Small Cap Growth Index Fund	$ 6	0.05%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained considerably for the 12 months ending June 30, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year. Amid this favorable backdrop for higher-risk assets, stocks continued their late-2023 momentum, powered by signs of continued U.S. economic strength.
•Against this backdrop, information technology gained roughly 17% and contributed. Industrials stocks also helped (+11%), benefiting from capital goods (+15%). Consumer staples rose 25%, energy gained about 19%, and consumer discretionary advanced 7%.
•In contrast, utilities returned roughly -12% and detracted most. Materials (-4%) also hurt.
•Turning to individual stocks, the biggest contributor was Super Micro Computer (+227%), from the technology hardware & equipment group. Microstrategy, within the software & services group, gained about 303% and boosted the fund. In capital goods, Ftai Aviation gained 234% and contributed. Insmed, within the pharmaceuticals, biotechnology & life sciences category, gained 218% and contributed.
•Conversely, the biggest individual detractor was Arcadium Lithium (-51%), from the materials group. In capital goods, Shoals Technologies returned about -76% and detracted. Fox Factory Holding (-56%), from the automobiles & components group, also hurt.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE July 11, 2019 through June 30, 2024. Initial investment of $10,000. Fidelity® Small Cap Growth Index Fund $10,000 $10,359 $15,675 $10,451 $12,413 $13,562 Russell 2000® Growth Index $10,000 $10,369 $15,695 $10,448 $12,384 $13,516 Russell 3000® Index $10,000 $10,459 $15,078 $12,987 $15,449 $19,021 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® Small Cap Growth Index Fund 9.26% 6.32% Russell 2000® Growth Index 9.14% 6.24% Russell 3000® Index 23.13% 13.80% A From July 11, 2019 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jul. 11, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 654,727,211
Holdings Count | shares	1,131
Advisory Fees Paid, Amount	$ 279,883
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$654,727,211
Number of Holdings	1,131
Total Advisory Fee	$279,883
Portfolio Turnover	48%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Health Care 25.3 Industrials 22.0 Information Technology 20.6 Consumer Discretionary 10.0 Financials 7.9 Energy 4.2 Materials 3.9 Consumer Staples 3.2 Communication Services 2.1 Real Estate 1.4 Utilities 0.5 Common Stocks 101.1 ASSET ALLOCATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (1.1)% United States 97.1 Thailand 0.8 Singapore 0.3 Brazil 0.2 Ghana 0.2 India 0.2 Puerto Rico 0.2 Canada 0.2 Norway 0.2 Others 0.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Insmed Inc 0.9 FTAI Aviation Ltd 0.9 Abercrombie & Fitch Co Class A 0.8 Fabrinet 0.8 Vaxcyte Inc 0.8 Sprouts Farmers Market Inc 0.7 Applied Industrial Technologies Inc 0.7 HealthEquity Inc 0.7 SPS Commerce Inc 0.7 Ensign Group Inc/The 0.6 7.6
Fidelity Mid Cap Growth Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Mid Cap Growth Index Fund
Class Name	Fidelity® Mid Cap Growth Index Fund
Trading Symbol	FMDGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Mid Cap Growth Index Fund for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Mid Cap Growth Index Fund	$ 6	0.05%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained considerably for the 12 months ending June 30, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year. Amid this favorable backdrop for higher-risk assets, stocks continued their late-2023 momentum, powered by signs of continued U.S. economic strength.
•Against this backdrop, information technology gained 25% and contributed most, driven by the software & services industry (+28%). Financials stocks also helped (+28%), benefiting from financial services (+27%). Consumer discretionary rose about 20%, industrials gained 13%, and communication services advanced roughly 24%.
•Conversely, health care returned approximately -3% and detracted most. This group was hampered by the health care equipment & services industry (-11%). Consumer staples (-6%) also hurt, hampered by the food, beverage & tobacco industry (-16%).
•Turning to individual stocks, the biggest contributor was CrowdStrike Holdings (+161%), from the software & services category. Also in software & services, Palantir Technologies (+65%) and Fair Isaac (+84%) helped. Another notable contributor was Apollo Global Management (+57%), a stock in the financial services group, as well as Spotify Technology (+96%) in the media & entertainment category.
•In contrast, the biggest individual detractor was MongoDB (-39%), from the software & services category. Paycom Software (-55%), a stock in the commercial & professional services category, detracted. Enphase Energy, within the semiconductors & semiconductor equipment industry, returned approximately -40% and hindered the fund.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE July 11, 2019 through June 30, 2024. Initial investment of $10,000. Fidelity® Mid Cap Growth Index Fund $10,000 $10,886 $15,643 $11,018 $13,566 $15,601 Russell Midcap® Growth Index $10,000 $10,946 $15,738 $11,083 $13,647 $15,702 Russell 3000® Index $10,000 $10,459 $15,078 $12,987 $15,449 $19,021 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® Mid Cap Growth Index Fund 15.01% 9.35% Russell Midcap® Growth Index 15.05% 9.49% Russell 3000® Index 23.13% 13.80% A From July 11, 2019 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jul. 11, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,106,274,971
Holdings Count | shares	292
Advisory Fees Paid, Amount	$ 419,189
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$1,106,274,971
Number of Holdings	292
Total Advisory Fee	$419,189
Portfolio Turnover	54%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 24.7 Industrials 17.0 Consumer Discretionary 15.1 Health Care 14.4 Financials 12.4 Communication Services 4.4 Energy 4.0 Consumer Staples 2.8 Utilities 1.4 Materials 1.4 Real Estate 1.2 Common Stocks 98.8 Short-Term Investments and Net Other Assets (Liabilities) 1.2 ASSET ALLOCATION (% of Fund's net assets) United States 97.5 Brazil 1.6 Korea (South) 0.9 Puerto Rico 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Palantir Technologies Inc Class A 1.9 Dexcom Inc 1.8 Trade Desk Inc (The) Class A 1.6 NU Holdings Ltd/Cayman Islands Class A 1.6 Super Micro Computer Inc 1.6 IDEXX Laboratories Inc 1.5 Ameriprise Financial Inc 1.5 Datadog Inc Class A 1.5 Verisk Analytics Inc 1.5 Monolithic Power Sys Inc 1.4 15.9
Fidelity Advisor Municipal Income 2025 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Municipal Income 2025 Fund
Class Name	Fidelity Advisor® Municipal Income 2025 Fund Class I
Trading Symbol	FAMYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Municipal Income 2025 Fund for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

  •U.S. tax-exempt municipal bonds achieved a solid gain for the 12 months ending June 30, 2024. The full-year advance was largely the result of bond market rallies in the final months of 2023 and the final month of the period, but the 12 months were marked by high levels of volatility, as investors anxiously awaited the arrival of interest-rate reductions by the U.S. Federal Reserve.
  •The past 12 months, we focused on long-term objectives and sought to generate attractive tax-exempt income and a competitive risk-adjusted return.
  •Versus the 2025 index, the fund's carry advantage, meaning its larger-than-index exposure to higher-coupon municipal bonds, was the biggest contributor by far this period.
  •An overweight to lower-rated investment-grade municipal bonds also added value. These securities, helped by strong demand from investors seeking higher levels of income, bested higher-quality bonds this period.
  •Specifically, larger-than-index exposure to lower-rated health care and higher education bonds was helpful. Exposure to lower-rated tax-backed bonds that received credit rating upgrades was beneficial as well.
  •In contrast, differences in the way fund holdings and index components were priced detracted from relative performance. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management and Research's fair-value processes. Securities within the index, however, are priced by the index provider.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 25, 2017 through June 30, 2024. Initial investment of $10,000. Class I $10,000 $9,964 $9,960 $10,709 $10,984 $11,413 $10,848 $10,920 Bloomberg Municipal Bond 2025 Ex Tobacco/Prepaid Gas Index $10,000 $10,001 $10,008 $10,749 $11,225 $11,480 $10,989 $11,072 Bloomberg Municipal Bond Index $10,000 $10,005 $10,162 $10,843 $11,325 $11,797 $10,786 $11,130 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class I 3.20% 1.03% 1.70% Bloomberg Municipal Bond 2025 Ex Tobacco/Prepaid Gas Index 2.94% 1.18% 1.86% Bloomberg Municipal Bond Index 3.21% 1.16% 1.97% A From May 25, 2017 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 25, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 23,727,435
Holdings Count | shares	123
Advisory Fees Paid, Amount	$ 73,069
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$23,727,435
Number of Holdings	123
Total Advisory Fee	$73,069
Portfolio Turnover	6%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) Health Care 27.1 Transportation 23.5 Education 21.0 General Obligations 9.9 Housing 5.4 Others(Individually Less Than 5%) 13.1 100.0 AAA 6.7 AA 21.2 A 47.7 BBB 14.4 BB 2.4 B 0.4 Not Rated 3.8 Short-Term Investments and Net Other Assets (Liabilities) 3.4 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Connecticut 11.0 Pennsylvania 10.3 Illinois 8.0 Florida 6.7 Massachusetts 5.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by August 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund closed to new investors on June 28, 2024, in anticipation of its liquidation shortly after its target end date of June 30, 2025.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by August 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Municipal Bond Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Municipal Bond Index Fund
Class Name	Fidelity® Municipal Bond Index Fund
Trading Symbol	FMBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Municipal Bond Index Fund for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Municipal Bond Index Fund	$ 7	0.07%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

  •U.S. tax-exempt municipal bonds achieved a solid gain for the 12 months ending June 30, 2024. The full-year advance was largely the result of bond market rallies in the final months of 2023 and the final month of the period, but the 12 months were marked by high levels of volatility, as investors anxiously awaited the arrival of interest-rate reductions by the U.S. Federal Reserve.
  •Our goal is to produce monthly returns, before expenses, that closely match the benchmark's return.
  •We use statistical sampling techniques based on duration, maturity, interest-rate sensitivity, security structure and credit quality to attempt to replicate the returns of the Bloomberg Municipal Bond Index using a smaller number of securities.
  •This period, trading costs associated with the purchase and sale of municipal securities detracted from performance versus the benchmark, as market volatility triggered uneven shareholder flows.
  •Differences in the way fund holdings and index components were priced also detracted from the fund's relative performance. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's (FMR) fair-value processes. Securities within the index, however, are priced by the index provider.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE July 11, 2019 through June 30, 2024. Initial investment of $10,000. Fidelity® Municipal Bond Index Fund $10,000 $10,146 $10,518 $9,544 $9,796 $10,091 Bloomberg Municipal Bond Index $10,000 $10,410 $10,843 $9,914 $10,230 $10,558 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® Municipal Bond Index Fund 3.01% 0.18% Bloomberg Municipal Bond Index 3.21% 1.10% A From July 11, 2019 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jul. 11, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 164,812,968
Holdings Count | shares	1,847
Advisory Fees Paid, Amount	$ 108,081
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$164,812,968
Number of Holdings	1,847
Total Advisory Fee	$108,081
Portfolio Turnover	15%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 35.7 Transportation 15.6 Special Tax 11.1 Water & Sewer 10.4 Health Care 8.7 Education 6.7 Others(Individually Less Than 5%) 11.8 100.0 AAA 19.2 AA 52.4 A 22.9 BBB 3.3 BB 0.0 B 0.0 Not Rated 1.2 Short-Term Investments and Net Other Assets (Liabilities) 1.0 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) California 22.9 New York 15.0 Texas 7.8 Florida 4.7 Illinois 4.6
Fidelity Mid Cap Value Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Mid Cap Value Index Fund
Class Name	Fidelity® Mid Cap Value Index Fund
Trading Symbol	FIMVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Mid Cap Value Index Fund for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Mid Cap Value Index Fund	$ 6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained considerably for the 12 months ending June 30, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year. Amid this favorable backdrop for higher-risk assets, stocks continued their late-2023 momentum, powered by signs of continued U.S. economic strength.
•Against this backdrop, financials gained 28% and contributed most. Industrials stocks also helped (+18%), benefiting from capital goods (+23%). Energy rose approximately 26%, information technology gained 11%, and utilities advanced roughly 12%.
•In contrast, health care returned -8% and detracted most. Consumer staples (-7%) and communication services (-7%) also hurt.
•Turning to individual stocks, the top contributor was Constellation Energy (+120%), from the utilities group. In financial services, Coinbase Global (+210%) and KKR (+89%) boosted the fund. Phillips (+53%), a stock in the energy industry, lifted the fund.
•Conversely, the biggest individual detractor was Albemarle (-57%), from the materials group. ON Semiconductor (-28%), from the semiconductors & semiconductor equipment group, also hurt. Warner Bros Discovery, within the media & entertainment industry, returned -41% and hindered the fund.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE July 11, 2019 through June 30, 2024. Initial investment of $10,000. Fidelity® Mid Cap Value Index Fund $10,000 $8,735 $13,349 $12,003 $13,271 $14,858 Russell Midcap® Value Index $10,000 $8,756 $13,402 $12,062 $13,329 $14,925 Russell 3000® Index $10,000 $10,459 $15,078 $12,987 $15,449 $19,021 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® Mid Cap Value Index Fund 11.96% 8.28% Russell Midcap® Value Index 11.98% 8.38% Russell 3000® Index 23.13% 13.80% A From July 11, 2019 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jul. 11, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 854,245,859
Holdings Count | shares	717
Advisory Fees Paid, Amount	$ 426,336
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$854,245,859
Number of Holdings	717
Total Advisory Fee	$426,336
Portfolio Turnover	38%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 17.3 Financials 16.7 Real Estate 9.9 Consumer Discretionary 9.6 Information Technology 9.3 Health Care 9.3 Materials 7.6 Utilities 6.7 Consumer Staples 6.3 Energy 6.0 Communication Services 3.2 Common Stocks 101.9 ASSET ALLOCATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (1.9)% United States 99.3 Canada 0.2 Bermuda 0.1 United Kingdom 0.1 Brazil 0.1 Belgium 0.1 Puerto Rico 0.1 Japan 0.0 Finland 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Arthur J Gallagher & Co 0.7 Williams Cos Inc/The 0.7 Digital Realty Trust Inc 0.7 Microchip Technology Inc 0.7 ONEOK Inc 0.7 Humana Inc 0.7 AFLAC Inc 0.6 Realty Income Corp 0.6 Bank of New York Mellon Corp/The 0.6 L3Harris Technologies Inc 0.6 6.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by August 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: •Operating expenses

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: •Operating expenses
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by August 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity SAI Municipal Bond Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Municipal Bond Index Fund
Class Name	Fidelity® SAI Municipal Bond Index Fund
Trading Symbol	FSABX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® SAI Municipal Bond Index Fund for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Municipal Bond Index Fund	$ 7	0.07%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

  •U.S. tax-exempt municipal bonds achieved a solid gain for the 12 months ending June 30, 2024. The full-year advance was largely the result of bond market rallies in the final months of 2023 and the final month of the period, but the 12 months were marked by high levels of volatility, as investors anxiously awaited the arrival of interest-rate reductions by the U.S. Federal Reserve.
  •Our goal is to produce monthly returns, before expenses, that closely match the benchmark's return.
  •We use statistical sampling techniques based on duration, maturity, interest-rate sensitivity, security structure and credit quality to attempt to replicate the returns of the Bloomberg Municipal Bond Index using a smaller number of securities.
  •This period, trading costs associated with the purchase and sale of municipal securities detracted from performance versus the benchmark, as market volatility triggered uneven shareholder flows.
  •Differences in the way fund holdings and index components were priced also detracted from the fund's relative performance. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's (FMR) fair-value processes. Securities within the index, however, are priced by the index provider.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE July 11, 2019 through June 30, 2024. Initial investment of $10,000. Fidelity® SAI Municipal Bond Index Fund $10,000 $10,296 $10,656 $9,618 $9,876 $10,163 Bloomberg Municipal Bond Index $10,000 $10,410 $10,843 $9,914 $10,230 $10,558 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® SAI Municipal Bond Index Fund 2.90% 0.33% Bloomberg Municipal Bond Index 3.21% 1.10% A From July 11, 2019 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jul. 11, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 80,747,568
Holdings Count | shares	1,351
Advisory Fees Paid, Amount	$ 41,212
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$80,747,568
Number of Holdings	1,351
Total Advisory Fee	$41,212
Portfolio Turnover	17%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 34.0 Transportation 16.0 Special Tax 13.8 Water & Sewer 9.3 Health Care 9.0 Electric Utilities 6.1 Education 6.0 Others(Individually Less Than 5%) 5.8 100.0 AAA 16.7 AA 55.7 A 22.0 BBB 4.3 B 0.0 Not Rated 1.0 Short-Term Investments and Net Other Assets (Liabilities) 0.3 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) California 19.3 New York 16.9 Texas 8.1 Illinois 4.7 Washington 4.3
Fidelity Municipal Income 2025 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Municipal Income 2025 Fund
Class Name	Fidelity® Municipal Income 2025 Fund
Trading Symbol	FIMSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Municipal Income 2025 Fund for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Municipal Income 2025 Fund	$ 41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

  •U.S. tax-exempt municipal bonds achieved a solid gain for the 12 months ending June 30, 2024. The full-year advance was largely the result of bond market rallies in the final months of 2023 and the final month of the period, but the 12 months were marked by high levels of volatility, as investors anxiously awaited the arrival of interest-rate reductions by the U.S. Federal Reserve.
  •The past 12 months, we focused on long-term objectives and sought to generate attractive tax-exempt income and a competitive risk-adjusted return.
  •Versus the 2025 index, the fund's carry advantage, meaning its larger-than-index exposure to higher-coupon municipal bonds, was the biggest contributor by far this period.
  •An overweight to lower-rated investment-grade municipal bonds also added value. These securities, helped by strong demand from investors seeking higher levels of income, bested higher-quality bonds this period.
  •Specifically, larger-than-index exposure to lower-rated health care and higher education bonds was helpful. Exposure to lower-rated tax-backed bonds that received credit rating upgrades was beneficial as well.
  •In contrast, differences in the way fund holdings and index components were priced detracted from relative performance. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management and Research's fair-value processes. Securities within the index, however, are priced by the index provider.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 25, 2017 through June 30, 2024. Initial investment of $10,000. Fidelity® Municipal Income 2025 Fund $10,000 $9,964 $9,960 $10,709 $10,973 $11,413 $10,849 $10,920 Bloomberg Municipal Bond 2025 Ex Tobacco/Prepaid Gas Index $10,000 $10,001 $10,008 $10,749 $11,225 $11,480 $10,989 $11,072 Bloomberg Municipal Bond Index $10,000 $10,005 $10,162 $10,843 $11,325 $11,797 $10,786 $11,130 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® Municipal Income 2025 Fund 3.20% 1.03% 1.70% Bloomberg Municipal Bond 2025 Ex Tobacco/Prepaid Gas Index 2.94% 1.18% 1.86% Bloomberg Municipal Bond Index 3.21% 1.16% 1.97% A From May 25, 2017 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 25, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 23,727,435
Holdings Count | shares	123
Advisory Fees Paid, Amount	$ 73,069
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$23,727,435
Number of Holdings	123
Total Advisory Fee	$73,069
Portfolio Turnover	6%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) Health Care 27.1 Transportation 23.5 Education 21.0 General Obligations 9.9 Housing 5.4 Others(Individually Less Than 5%) 13.1 100.0 AAA 6.7 AA 21.2 A 47.7 BBB 14.4 BB 2.4 B 0.4 Not Rated 3.8 Short-Term Investments and Net Other Assets (Liabilities) 3.4 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Connecticut 11.0 Pennsylvania 10.3 Illinois 8.0 Florida 6.7 Massachusetts 5.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by August 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund closed to new investors on June 28, 2024, in anticipation of its liquidation shortly after its target end date of June 30, 2025.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by August 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Municipal Income 2025 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Municipal Income 2025 Fund
Class Name	Fidelity Advisor® Municipal Income 2025 Fund Class A
Trading Symbol	FAMHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Municipal Income 2025 Fund for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 66	0.65%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

  •U.S. tax-exempt municipal bonds achieved a solid gain for the 12 months ending June 30, 2024. The full-year advance was largely the result of bond market rallies in the final months of 2023 and the final month of the period, but the 12 months were marked by high levels of volatility, as investors anxiously awaited the arrival of interest-rate reductions by the U.S. Federal Reserve.
  •The past 12 months, we focused on long-term objectives and sought to generate attractive tax-exempt income and a competitive risk-adjusted return.
  •Versus the 2025 index, the fund's carry advantage, meaning its larger-than-index exposure to higher-coupon municipal bonds, was the biggest contributor by far this period.
  •An overweight to lower-rated investment-grade municipal bonds also added value. These securities, helped by strong demand from investors seeking higher levels of income, bested higher-quality bonds this period.
  •Specifically, larger-than-index exposure to lower-rated health care and higher education bonds was helpful. Exposure to lower-rated tax-backed bonds that received credit rating upgrades was beneficial as well.
  •In contrast, differences in the way fund holdings and index components were priced detracted from relative performance. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management and Research's fair-value processes. Securities within the index, however, are priced by the index provider.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 25, 2017 through June 30, 2024. Initial investment of $10,000 and the current sales charge was paid. Class A $9,725 $9,688 $9,660 $10,360 $10,589 $10,986 $10,417 $10,459 Bloomberg Municipal Bond 2025 Ex Tobacco/Prepaid Gas Index $10,000 $10,001 $10,008 $10,749 $11,225 $11,480 $10,989 $11,072 Bloomberg Municipal Bond Index $10,000 $10,005 $10,162 $10,843 $11,325 $11,797 $10,786 $11,130 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class A (incl. 2.75% sales charge) 0.11% 0.21% 1.05% Class A (without 2.75% sales charge) 2.94% 0.77% 1.44% Bloomberg Municipal Bond 2025 Ex Tobacco/Prepaid Gas Index 2.94% 1.18% 1.86% Bloomberg Municipal Bond Index 3.21% 1.16% 1.97% A From May 25, 2017 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 25, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 23,727,435
Holdings Count | shares	123
Advisory Fees Paid, Amount	$ 73,069
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$23,727,435
Number of Holdings	123
Total Advisory Fee	$73,069
Portfolio Turnover	6%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) Health Care 27.1 Transportation 23.5 Education 21.0 General Obligations 9.9 Housing 5.4 Others(Individually Less Than 5%) 13.1 100.0 AAA 6.7 AA 21.2 A 47.7 BBB 14.4 BB 2.4 B 0.4 Not Rated 3.8 Short-Term Investments and Net Other Assets (Liabilities) 3.4 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Connecticut 11.0 Pennsylvania 10.3 Illinois 8.0 Florida 6.7 Massachusetts 5.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by August 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund closed to new investors on June 28, 2024, in anticipation of its liquidation shortly after its target end date of June 30, 2025.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by August 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec